UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09457

        Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.0%

$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter	No Opt. Call	AA-	$ 1,061,150
	& Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations - 30.0%

2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project,	9/11 at 100.00	Aaa	2,312,595
	Series 2001, 5.125%, 9/15/31 - AMBAC Insured

1,325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series	10/11 at 100.00	BBB-	1,361,212
	2001, 6.000%, 10/01/31

1,310	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,456,052
	2003, 5.250%, 8/01/16 - FGIC Insured

2,370	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School	8/07 at 100.00	AAA	2,499,995
	Project, Series 1997, 5.350%, 8/15/27 - MBIA Insured

1,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Revenue	6/12 at 100.00	Aaa	1,061,960
	Bonds, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

1,090	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	1,203,088
	Series 2002, 5.500%, 1/01/16

1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001,	7/11 at 100.00	AA	1,548,255
	5.375%, 7/01/31 - RAAI Insured

3,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/14	No Opt. Call	AA	3,410,580

1,000	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	1,030,830
	College Project, Series 2001, 6.000%, 12/15/27

	Healthcare - 16.1%

400	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B	459,684
	Health System, Series 2000B, 9.250%, 11/15/30

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue	5/08 at 101.00	AA-	2,547,150
	Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27

250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	254,598
	Series 2004A, 5.500%, 11/01/24

600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	597,342
	of Bethlehem, Series 2003, 5.375%, 8/15/33

2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	A	2,272,442
	2001A, 6.000%, 1/15/31

1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,066,000
	Project, Series 2002, 5.500%, 6/01/17

1,250	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	1,290,613
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Housing/Single Family - 3.5%

1,795	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/08 at 102.00	Aaa	1,834,741
	Program, Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29 (Alternative
	Minimum Tax)

	Industrials - 6.5%

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,046,600
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	1,403,037
	5.500%, 7/01/17 - AMBAC Insured

	Long-Term Care - 11.7%

1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley	1/13 at 101.00	N/R	1,015,390
	Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25

2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A-	2,178,036
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31

2,875	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	2,980,915
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

	Materials - 3.0%

750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	835,508
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	763,845
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 38.4%

2,415	Bucks County, Pennsylvania, Central Bucks School District, General Obligation Bonds, Series 2002,	5/12 at 100.00	Aaa	2,730,520
	5.500%, 5/15/18 - FGIC Insured

250	Duquesne School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1998,	10/05 at 100.00	AAA	256,270
	5.000%, 10/01/18 - AMBAC Insured

595	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 11/15/10 - MBIA	No Opt. Call	AAA	662,098
	Insured

750	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 - MBIA	5/13 at 100.00	Aaa	831,923
	Insured

250	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	283,390
	5.250%, 11/15/13 - FSA Insured

1,105	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2001A,	2/12 at 100.00	AAA	1,245,213
	5.500%, 2/15/17 - FGIC Insured

750	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	836,430

2,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/13	9/11 at 101.00	AA	2,202,920

2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	2,771,725
	8/01/18 - FGIC Insured

3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	3,447,000
	Series 2002A, 5.500%, 9/01/14 - FSA Insured

9,270	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2001A,	7/11 at 54.58	AAA	3,719,031
	0.000%, 1/15/22 - FGIC Insured

1,230	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,334,341
	2001A, 5.000%, 4/01/15 - FSA Insured

	Tax Obligation/Limited - 9.5%

1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,121,610
	5.250%, 12/01/15 - MBIA Insured

1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	AAA	1,690,020
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 - FGIC Insured

1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	1,095,130
	11/15/17 - FSA Insured

700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	823,403
	7/01/19 - MBIA Insured

250	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	272,320
	3/01/16 - FGIC Insured

	Transportation - 10.4%

300	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series	7/13 at 100.00	A2	326,982
	2003, 5.250%, 7/01/17

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	1,035,330
	Parking Garage Project, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured

1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,802,395
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax) -
	FGIC Insured

2,210	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	2,314,688
	Bonds, Series 2001A, 5.375%, 12/01/30 - AMBAC Insured

	U.S. Guaranteed*** - 0.1%

30	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series B, 7.000%, 5/15/20 - MBIA	No Opt. Call	AAA	37,536
	Insured

	Utilities - 12.2%

500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	525,335
	Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured

3,100	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,426,306
	Refunding Bonds, Montenay Montgomery County Project, Series 2002A, 5.000%, 11/01/10 - MBIA Insured

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998:
1,000	5.250%, 8/01/18 - FSA Insured	8/13 at 100.00	AAA	1,094,170
1,000	5.250%, 8/01/19 - FSA Insured	8/13 at 100.00	AAA	1,088,720

140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	144,175
	5.000%, 9/01/26 (WI, settling 10/14/04) - FSA Insured

135	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 (WI,	No Opt. Call	AAA	147,644
	settling 10/14/04)

	Water and Sewer - 2.2%

500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	537,175
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured

600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	632,501
	7/15/22 - FSA Insured

$77,345	Total Long-Term Investments (cost $72,671,290) - 145.6%			76,927,919

	Short-Term Investments - 0.4%

200	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Hospital		VMIG-1	200,000
	Network, Variable Rate Demand Obligations, Series 1997A, 1.660%, 7/01/28 - AMBAC Insured†

$200	Total Short-Term Investments (cost $200,000)			200,000

	Total Investments (cost $72,871,290) - 146.0%			77,127,919

	Other Assets Less Liabilities - 1.3%			698,764

	Preferred Shares, at Liquidation Value - (47.3)%			(25,000,000)

	Net Assets Applicable to Common Shares - 100%			$52,826,683

Forward Swap Transactions outstanding at September 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$1,100,000	2/16/05	2/16/35	$(58,037)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied by
4.337% (annualized) and receive quarterly the notional
amount multiplied by the daily arithmetic average of the
weekly BMA (Bond Market Association) Municipal Swap
Index for the quarter.	800,000	12/09/04	12/09/24	(23,954)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	600,000	1/14/05	1/14/35	(17,776)

				$(99,767)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $72,856,015.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$4,275,127
	Depreciation	(3,223)

	Net unrealized appreciation of investments	$4,271,904

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.